Expense Example, No Redemption - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Equity Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 664
3 Years	854
5 Years	1,060
10 Years	1,652
Fidelity Advisor Equity Value Fund - Class C
Expense Example, No Redemption:
1 Year	173
3 Years	536
5 Years	923
10 Years	1,804
Fidelity Advisor Equity Value Fund - Class M
Expense Example, No Redemption:
1 Year	466
3 Years	712
5 Years	976
10 Years	1,732
Fidelity Advisor Equity Value Fund - Class I
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	835
Fidelity Advisor Equity Value Fund - Class Z
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	$ 689